Income Taxes - Composition of deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets-non-current:
Net operating tax losses carry forwards	¥ 30,536	¥ 9,440
Allowances of doubtful accounts	18,906	3,144
Property and equipment impairment	1,997
Others	299	584
Total deferred tax assets	51,738	13,168
Deferred tax liabilities-non-current:
Change in fair value of short-term investments		(147)
Total deferred tax liabilities		(147)
Subtotal		13,021
Less: valuation allowance	(51,738)	(9,630)
Total deferred tax assets, net		3,391
Accumulated operating losses	143,000	39,000
Accumulated operating losses expire in 2023	11,000
Accumulated operating losses expire in 2024	28,000
Accumulated operating losses expire in 2025	104,000
Deferred tax assets from accumulated tax losses	¥ 30,536	¥ 9,440